INITIAL PUBLIC OFFERING (Details) - USD ($)			6 Months Ended	12 Months Ended
	Mar. 03, 2022	Mar. 01, 2022	Jun. 30, 2022	Dec. 31, 2021	Sep. 30, 2022
INITIAL PUBLIC OFFERING
Number of units sold			2,012,500
Purchase price per unit				$ 10.25	$ 10.25
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units sold		7,000,000	550,000	7,000,000
Purchase price per unit	$ 10.00	$ 10.00	$ 10	$ 10.00
Proceeds from issuance initial public offering	$ 80,500,000	$ 80,500,000
Exercise price of warrant		$ 11.50		$ 11.50
Over-allotment option
INITIAL PUBLIC OFFERING
Number of units sold	1,050,000	1,050,000		8,050,000
Purchase price per unit					$ 11.50